PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment Net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Less: Accumulated depreciation	$ (13,728,141)	$ (17,333,097)
Property, plant and equipment Before Construction	119,192,118	143,301,385
Property, plant and equipment, net	119,943,471	143,301,385
Land [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	282,000	282,000
Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	828,761	776,752
Motor vehicles [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	193,530	181,387
Office equipment [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	260,178	136,857
Power stations [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	131,355,790	159,257,486
Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	$ 751,353	$ 0